Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000146953 | iShares Broad USD High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146953 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000146953 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146953 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146953 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146953 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146953 | NVIDIA Corp., , 09/11/2026, 25.65
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146953 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146953 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146953 | NVIDIA Corp., , 08/28/2026, 20.38
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146953 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	32.20%
C000146953 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	23.20%
C000146953 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.30%
C000146953 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.10%
C000146953 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.80%
C000146953 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.50%
C000146953 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146953 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146953 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146953 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000146953 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146951 | iShares Broad USD High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146951 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000146951 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146951 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146951 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146951 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146951 | NVIDIA Corp., , 09/11/2026, 25.65
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146951 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146951 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146951 | NVIDIA Corp., , 08/28/2026, 20.38
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146951 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	32.20%
C000146951 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	23.20%
C000146951 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.30%
C000146951 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.10%
C000146951 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.80%
C000146951 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.50%
C000146951 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146951 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146951 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146951 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000146951 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146952 | iShares Broad USD High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146952 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000146952 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146952 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146952 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146952 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146952 | NVIDIA Corp., , 09/11/2026, 25.65
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146952 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146952 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146952 | NVIDIA Corp., , 08/28/2026, 20.38
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146952 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	32.20%
C000146952 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	23.20%
C000146952 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.30%
C000146952 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.10%
C000146952 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.80%
C000146952 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.50%
C000146952 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146952 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146952 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146952 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000146952 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000166008 | iShares Broad USD High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000166008 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000166008 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000166008 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000166008 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000166008 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000166008 | NVIDIA Corp., , 09/11/2026, 25.65
Holdings [Line Items]
Percent of Total Investments	0.40%
C000166008 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.40%
C000166008 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000166008 | NVIDIA Corp., , 08/28/2026, 20.38
Holdings [Line Items]
Percent of Total Investments	0.40%
C000166008 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	32.20%
C000166008 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	23.20%
C000166008 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	18.30%
C000166008 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.10%
C000166008 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.80%
C000166008 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.50%
C000166008 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.00%
C000166008 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.40%
C000166008 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000166008 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000166008 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000058061 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000058061 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058061 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058061 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058061 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058061 | Amazon.com, Inc., , 08/31/2026, 18.7
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058061 | UnitedHealth Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058061 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	16.20%
C000058061 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	24.20%
C000058061 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000058061 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000058061 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.30%
C000058061 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.70%
C000058061 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058061 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058061 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058061 | Other
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058061 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000058062 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058062 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058062 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058062 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058062 | Amazon.com, Inc., , 08/31/2026, 18.7
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058062 | UnitedHealth Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058062 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	16.20%
C000058062 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	24.20%
C000058062 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000058062 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000058062 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.30%
C000058062 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.70%
C000058062 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058062 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058062 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058062 | Other
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058062 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000058060 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058060 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058060 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058060 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058060 | Amazon.com, Inc., , 08/31/2026, 18.7
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058060 | UnitedHealth Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058060 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	16.20%
C000058060 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	24.20%
C000058060 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000058060 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000058060 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.30%
C000058060 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.70%
C000058060 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058060 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058060 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058060 | Other
Holdings [Line Items]
Percent of Total Investments	0.30%
C000058060 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000182622 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000182622 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Beignet Investor LLC, , 05/30/2049, 6.581
Holdings [Line Items]
Percent of Total Investments	0.50%
C000182622 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000182622 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000182622 | Amazon.com, Inc., , 08/31/2026, 18.7
Holdings [Line Items]
Percent of Total Investments	0.30%
C000182622 | UnitedHealth Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000182622 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	16.20%
C000182622 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	24.20%
C000182622 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000182622 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.50%
C000182622 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.30%
C000182622 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	5.70%
C000182622 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
C000182622 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000182622 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000182622 | Other
Holdings [Line Items]
Percent of Total Investments	0.30%
C000182622 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.40%